Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(11)	Income Taxes

Income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2011	2010

Current:
Federal	$41	$(423)
State	0	0

Total current	41	(423)

Deferred:
Federal	(1,232)	(2,191)
State	(203)	(446)
Change in valuation allowance	1,435	3,409

Total deferred	0	772

Total	$41	$349

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are summarized as follows (dollars in thousands):

	Year Ended December 31,
	2011		2010
	Amount	% of Pretax Loss	Amount	% of Pretax Loss

Income tax benefit at statutory rate	$(1,260)	(34.0)%	$(2,755)	(34.0)%
Increase (decrease) resulting from:
State taxes, net of Federal tax benefit	(134)	(3.6)	(294)	(3.6)
Change in valuation allowance	1,435	38.7	3,409	42.1
Other	0	.0	(11)	(.2)

	$41	1.1%	$349	4.3%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands).

	At December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$71	$434
Net operating loss carryforwards	5,919	4,933
Premises and equipment	109	92
Impaired securities	67	67
Foreclosed property expenses	442	14
Nonaccrual loan interest	298	0
Other	69	27

Gross deferred tax assets	6,975	5,567
Less: Valuation allowance	6,970	5,535

Net deferred tax assets	5	32

Deferred tax liabilities:
Loan costs	(4)	(10)
Prepaid expenses	(1)	(22)

Deferred tax liabilities	(5)	(32)

Net deferred tax asset	$0	$0

During the years ended December 31, 2011 and 2010, the Company assessed its earnings history and trend over the past year and its estimate of future earnings, and determined that it was more likely than not that the deferred tax assets would not be realized in the near term. Accordingly, a valuation allowance was recorded and maintained against the net deferred tax asset for the amount not expected to be realized in the future.

At December 31, 2011, the Company had net operating loss carryforwards of approximately $14.7 million for Federal tax purposes and $25.6 million for Florida tax purposes available to offset future taxable income. These carryforwards will begin to expire in 2029. These carryforwards are subject to an annual limitation going forward under Internal Revenue Code Section 382 which became applicable with the sale of common stock that occurred during 2011.

The Company files U.S. and Florida income tax returns. With few exceptions, the Company is no longer subject to U.S. Federal or state and local income tax examinations by taxing authorities for years before 2008.